SHARE CAPITAL (Schedule of Warrants Weighted Average Assumptions) (Details)	12 Months Ended
Dec. 31, 2020 years $ / shares
Disclosure of classes of share capital [abstract]
Exercise price | $ / shares	$ 0.40
Expected life | years	0.5
Expected volatility	81.00%
Risk free interest rate	1.32%
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%